CONSOLIDATED CONDENSED INTERIM STATEMENT OF CASH FLOW (Phantom) $ in Thousands	3 Months Ended
Mar. 31, 2025 USD ($)
Statement of cash flows [abstract]
Noncash transactions	$ 2,626,533